CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)		$ 179	$ (6,340)	$ (5,200)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		8,447	8,965	8,283
Share-based compensation		3,711	3,775	3,700
Changes in fair value of investment in affiliated company		7,010	330	4,590
Impairment of intangible assets and goodwill			7,132	2,890
Gain from sale of subsidiary	[1]	(1,149)
Decrease in accrued interest, amortization of premium and accretion of discount and gain from sale of marketable securities		647	1,770	757
Change in fair value of contingent consideration, net		(878)	(4,105)	(3,012)
Deferred income taxes, net		2,751	957	(976)
Decrease (increase) in trade receivables, net		(5,021)	1,613	(2,817)
Decrease (increase) in other accounts receivable and prepaid expenses		525	(5,222)	183
Increase in inventories		(2,521)	(14,370)	(3,503)
Increase in trade payables		446	921	3,994
Increase (decrease) in deferred revenues		(7)	(1,725)	1,910
Increase in warranty accruals		1,704	657	675
Increase (decrease) in other accounts payable and accrued expenses		(7,474)	2,713	4,543
Other, net		(10)	101	96
Net cash provided by (used in) operating activities		8,360	(2,828)	16,113
Cash flows from investing activities:
Proceeds from investment in short-term deposits, net		31	6,057	11,099
Purchase of available-for-sale marketable securities		(26,365)	(23,753)	(30,945)
Proceeds from sale of available-for-sale marketable securities		10,986	5,447	6,844
Redemption of available-for-sale marketable securities		15,226	33,368	30,967
Purchase of property and equipment		(3,699)	(4,870)	(2,751)
Net cash paid in acquisition of subsidiaries (a)				(11,016)
Purchases of intangible asset		(150)
Investment in affiliated company		(2,940)
Sale of a subsidiary		4,307
Other, net		(25)	(25)	(9)
Net cash provided by (used in) investing activities		(2,629)	16,224	4,189
Cash flows from financing activities:
Additional payment to non-controlling shareholders		(1,088)
Repurchase of ordinary shares		(3,925)	(15,590)	(485)
Exercise of stock options and RSU's			2,125	1,525
Net cash provided by (used in) financing activities		(5,013)	(13,465)	1,040
Translation adjustments on cash and cash equivalents		(292)	(790)	(1,736)
Increase (decrease) in cash and cash equivalents		426	(859)	19,606
Cash and cash equivalents at the beginning of the year		56,330	57,189	37,583
Cash and cash equivalents at the end of the year		56,756	56,330	57,189
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net		3,157	1,656	3,278
Supplemental disclosure of non-cash financing and investing activities:
Reclassification of inventory to property and equipment		4,348	676	544
(a) Net cash paid in acquisition of subsidiary:
Consideration: Cash				10,969
Total consideration				10,969
Identifiable assets acquired and liabilities assumed:
Short term bank credit				(47)
Current assets				1,944
Non-current assets				34
Intangible assets				7,180
Goodwill				5,437
Deferred tax liabilities				(1,916)
Contingent consideration				(100)
Liabilities assumed				(1,563)
Total identifiable assets acquired and liabilities assumed:				10,969
Net cash paid in acquisitions				$ 11,016

[1]	On May 31, 2016, the Company signed a definitive agreement to sell its LI subsidiary. Accordingly, on the deconsolidation date the Company recorded a gain of $1,149.